Revenue - Disaggregated revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 2,802,882	$ 2,089,132	$ 1,614,173
Americas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,408,868	1,028,481	802,499
United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,230,801	901,389	700,893
Other Americas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	178,067	127,092	101,606
EMEA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,077,338	826,445	633,735
United Kingdom
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	187,863	139,411	110,887
Other EMEA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	889,475	687,034	522,848
Asia Pacific
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 316,676	$ 234,206	$ 177,939